Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2022
Restatement of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 23 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

During the course of preparing the unaudited condensed consolidated financial statements for the six months ended June 30, 2023, management identified a material misstatement in its previously issued consolidated financial statements for the year ended December 31, 2022 and its condensed consolidated financial statement for the six months ended June 30, 2022 in relation to the recognition and measurement of its redeemable non-controlling interests (see Note 18).

The Company failed to identify the redemption feature of the non-controlling interests that the non-controlling shareholder can redeem all of its equity shares at its option upon certain triggering events, one of which is a qualified IPO to take place, that are out of the control of the Company. Such failure has resulted in errors relating to the reclassification from permanent equity to mezzanine equity, and the unrecorded accretions to redemption value with respect to redeemable non-controlling interests.

The Company has filed a Non-Reliance on Previously Issued Financial Statements or a Related Audit Report or Completed Interim Review on December 18, 2023.

The impact of the restatement adjustments to the specific line items presented in the consolidated financial statements as of and for the year ended December 31, 2022 is summarized below. There is no tax and cash flow impact related to the correction. A summary of the impact of these restatement adjustments to the Company’s unaudited condensed consolidated financial statements as of and for the six months ended June 30, 2022 is provided in Note 26 Interim Financial Data (Unaudited).

	As of December 31, 2022
Consolidated balance sheets:	As previously reported	Restatement adjustment	As restated
Mezzanine equity
Redeemable non-controlling interests	$-	$31,228,329	$31,228,329
Shareholders’ equity
Additional paid in capital	34,696,702	(907,000)	33,789,702
Accumulated deficit	(5,148,529)	(1,085,918)	(6,234,447)
Accumulated other comprehensive loss	(906,444)	(448,914)	(1,355,358)
Non-controlling interests	42,239,392	(28,786,497)	13,452,895

	For the year ended December 31, 2022
Consolidated statements of operations:	As previously reported	Restatement adjustment	As restated

Net (loss) income attributable to non-controlling interests	$(720,036)	$232,256	$(487,780)
Comprehensive (loss) income attributable to non-controlling interest	(2,788,650)	681,170	(2,107,480)
Loss per share – basic and diluted	(0.90)	(0.08)	(0.98)